Commitments and Contingencies - Additional Information (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 Mcf $ / Mcf	Dec. 31, 2017 USD ($) Mcf $ / Mcf
Commitment And Contingencies [Line Items]
Environmental remediation costs recognized disclosure	At June 30, 2018, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.	At December 31, 2017, 2016 and 2015, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.
Volume delivery commitment	18,250,000	18,250,000
Delivery commitment period	2021-11	2021-11
Volume delivered	3,989,236	3,037,500
Delivery commitment term	In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees of $0.625 per mcf.	In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees of $0.625 per mcf.
Deficiency fees per unit | $ / Mcf	0.625	0.625
Drilling Rig Commitments
Commitment And Contingencies [Line Items]
Drilling Commitment | $		$ 5.1